Deferred Income Tax Assets and Liabilities - Schedule of Reconciliation Between tax Expense and the Product of the Accounting Profit Multiplied by Peruvian Tax Rate (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation between Tax Expenses and the Product [Abstract]
Income tax expense calculated at the statutory income tax rate	29.50%	29.50%	29.50%